Derivative Instruments (Foreign Currency Forwards) (Schedule) (Details) - Dec. 31, 2014 - Foreign Currency Forwards [Member]
€ in Millions, £ in Millions, SFr in Millions, RON in Millions, PLN in Millions, HUF in Millions, CZK in Millions, CLP in Millions, $ in Millions
	EUR (€)	USD ($)	GBP (£)	HUF	CHF (SFr)	CZK	PLN	CLP	RON
UPC Broadband Holding [Member] | Foreign Currency Forward 1 [Member]
Derivative [Line Items]
Notional amount of derivative		$ 0.8				CZK 14.9
UPC Broadband Holding [Member] | Foreign Currency Forward 2 [Member]
Derivative [Line Items]
Notional amount of derivative	€ 63.8				SFr 76.0
UPC Broadband Holding [Member] | Foreign Currency Forward 3 [Member]
Derivative [Line Items]
Notional amount of derivative	4.5					123.3
UPC Broadband Holding [Member] | Foreign Currency Forward 4 [Member]
Derivative [Line Items]
Notional amount of derivative	4.1			HUF 1,275.0
UPC Broadband Holding [Member] | Foreign Currency Forward 5 [Member]
Derivative [Line Items]
Notional amount of derivative	12.0						PLN 51.0
UPC Broadband Holding [Member] | Foreign Currency Forward 6 [Member]
Derivative [Line Items]
Notional amount of derivative	1.4		£ 1.2
UPC Broadband Holding [Member] | Foreign Currency Forward 7 [Member]
Derivative [Line Items]
Notional amount of derivative	55.7				SFr 67.0
UPC Broadband Holding [Member] | Foreign Currency Forward 8 [Member]
Derivative [Line Items]
Notional amount of derivative	10.9					CZK 300.0
UPC Broadband Holding [Member] | Foreign Currency Forward 9 [Member]
Derivative [Line Items]
Notional amount of derivative	23.6			HUF 7,400.0
UPC Broadband Holding [Member] | Foreign Currency Forward 10 [Member]
Derivative [Line Items]
Notional amount of derivative	20.9						PLN 90.0
UPC Broadband Holding [Member] | Foreign Currency Forward 11 [Member]
Derivative [Line Items]
Notional amount of derivative	€ 6.9								RON 31.0
VTR [Member] | Foreign Currency Forward 12 [Member]
Derivative [Line Items]
Notional amount of derivative		$ 52.4						CLP 31,739.4